[LOGO OF PILLSBURY WINTHROP LLP]

David R. Snyder

619.544-3369

dsnyder@pillsburywinthrop.com

September 30, 2004

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	MediciNova, Inc.
Registration Statement on Form S-1 filed September 15, 2004

Dear Ladies and Gentlemen:

Transmitted herewith via EDGAR for filing on behalf of our client, MediciNova, Inc., a Delaware corporation (the “Company”) is a registration statement on Form S-1 with respect to the proposed initial public offering of shares of the Company’s common stock, par value $0.001 per share (the “Registration Statement”). Manually executed pages have been signed prior to the time of this electronic filing and will be retained by the Company for five (5) years.

Please note that the Company has transmitted via wire transfer $12,670, representing the filing fee was calculated based upon an assumed aggregate offering price of $100,000,000. Pricing information, as well as the number of shares offered and related information, will be added by amendment to the Registration Statement prior to commencing marketing efforts, which is not anticipated to occur prior to receipt of the Staff’s comments.

The Company requests that it be permitted to apply orally or by facsimile for acceleration of the effective date of the Registration Statement in accordance with Rule 461(a) of Regulation C (the “Rule”) promulgated under the Securities Act of 1933, as amended (the “Act”). Pursuant to the Rule, please be advised that the Company and its underwriters for the offering are aware of their respective obligations under the Act and are prepared to provide, at the time of the acceleration request, the prospectus dissemination information that is typically set forth in a written acceleration request.

Should you have any questions regarding the foregoing or require additional information to process the Registration Statement, please contact the undersigned at (619) 544-3369 or James Basta of this office at (858) 509-4020.

Sincerely,

Pillsbury Winthrop LLP

By: /s/ David R. Snyder

David R. Snyder

dsnyder@pillsburywinthrop.com

cc:	Dr. Takashi Kiyoizumi, MediciNova, Inc.
James Basta, Pillsbury Winthrop LLP